FORM 13F
                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crown Advisors International Limited
Address:          The Lincoln Building
                  60 E. 42nd St., Suite 3405
                  New York, NY  10165

13F File Number:  28-06031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Geoffrey J. Block
Title:            Vice President
Phone:            212-808-5278 x4

Signature                  Place                     Date of Signing:

Geoffrey J. Block          New York, New York        April 17,2001



Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE.


                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $93,454



List of Other Included Managers:

NONE.






                                                                FORM 13F INFORMATION TABLE


                                                                VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER    VOTING AUTHOITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP      (x1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE COMMUNICATIONS          COM        00754A105     3678     257000   SH        SOLE        0       257000    0       0
AMDOCS LIMITED                         COM        G02602103     6777     141500   SH        SOLE        0       141500    0       0
AOL TIME WARNER                        COM        00184A105     1445      36000   SH        SOLE        0        36000    0       0
APPLERA CORP                           COM        38020103       360      13000   SH        SOLE        0        13000    0       0
ARTHROCARE CORP                        COM        43136100      3262     233000   SH        SOLE        0       233000    0       0
BE FREE INC                            COM        73308108         4       2578   SH        SOLE        0         2578    0       0
C-CUBE MICROSYSTEMS INC                COM        12501N108     1797     146000   SH        SOLE        0       146000    0       0
CERUS CORP                             COM        157085101     7721     175000   SH        SOLE        0       175000    0       0
CIENA CORPORATION                      COM        171779101     6888     165000   SH        SOLE        0       165000    0       0
CONCORD EFS INC                        COM        206197105     7117     176000   SH        SOLE        0       176000    0       0
DALLAS SEMICONDUCTOR CORP              COM        235204104     5254     202000   SH        SOLE        0       202000    0       0
DATASTREAM SYSTEMS INC                 COM        238124101      736      77500   SH        SOLE        0        77500    0       0
DURASWITCH INDUSTRIES INC              COM        266905207     1516     127000   SH        SOLE        0       127000    0       0
EXODUS COMMUNICATIONS INC              COM        302088109     1623     151000   SH        SOLE        0       151000    0       0
IBASIS INC                             COM        450732102        5       1841   SH        SOLE        0         1841    0       0
INKTOMI CORP                           COM        457277101     1064     160000   SH        SOLE        0       160000    0       0
INTEL CORP                             COM        458140100     1263      48000   SH        SOLE        0        48000    0       0
JDS UNIPHASE CORP                      COM        46612J101       40       2200   SH        SOLE        0         2200    0       0
LINEAR TECHNOLOGY CORPORATION          COM        535678106     4249     103500   SH        SOLE        0       103500    0       0
MACROMEDIA INC                         COM        556100105     1686     105000   SH        SOLE        0       105000    0       0
MICROCHIP TECHNOLOGY INC               COM        595017104     8289     327500   SH        SOLE        0       327500    0       0
MINIMED INC                            COM        60365K108     4679     161000   SH        SOLE        0       161000    0       0
NOVA CORP-GA                           COM        669784100     3503     190000   SH        SOLE        0       190000    0       0
ORACLE SYSTEMS CORP                    COM        68389X105      659      44000   SH        SOLE        0        44000    0       0
PACKETEER INC                          COM        695210104      886     292500   SH        SOLE        0       292500    0       0
PAYCHEX INC                            COM        704326107     1074      29000   SH        SOLE        0        29000    0       0
PORTAL SOFTWARE INC                    COM        736126103     2910     345000   SH        SOLE        0       345000    0       0
SANDISK CORP                           COM        80004C101     4013     197000   SH        SOLE        0       197000    0       0
SCHLUMBERGER LTD                       COM        806857108      921      16000   SH        SOLE        0        16000    0       0
SIPEX CORP                             COM        829909100     3854     412500   SH        SOLE        0       412500    0       0
SONUS NETWORKS INC                     COM        835916107      217      10901   SH        SOLE        0        10901    0       0
SPECTRASITE HOLDINGS INC               COM        84760T100     1627     377500   SH        SOLE        0       377500    0       0
STATE STREET CORP                      COM        857477103      747       8000   SH        SOLE        0         8000    0       0
SUN MICROSYSTEMS INC                   COM        866810104     1229      80000   SH        SOLE        0        80000    0       0
T/R SYS INC                            COM        87263U102      579     151962   SH        SOLE        0       151962    0       0
TAIWAN SEMICONDUCTOR MFG CO            COM        874039100      902      46260   SH        SOLE        0        46260    0       0
TEXAS INSTRUMENTS INC                  COM        882508104      836      27000   SH        SOLE        0        27000    0       0
VIGNETTE CORP                          COM        926734104       35       5495   SH        SOLE        0         5495    0       0
VITESSE SEMICONDUCTOR CORP             COM        928497106        9        385   SH        SOLE        0          385    0       0
